Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2025-1
Statement to Securityholders
Determination Date: July 10, 2026

Payment Date	7/15/2026
Collection Period Start	6/1/2026
Collection Period End	6/30/2026
Interest Period Start	6/15/2026
Interest Period End	7/14/2026

Cut-Off Date Net Pool Balance	$1,456,229,893.76
Cut-Off Date Adjusted Pool Balance	$1,431,844,216.07

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-26
Class A-2a Notes	$238,929,907.74	$24,922,944.97	$214,006,962.77	0.724956	Jan-29
Class A-2b Notes	$166,409,176.93	$17,358,257.06	$149,050,919.87	0.724956	Jan-29
Class A-3 Notes	$501,800,000.00	$—	$501,800,000.00	1.000000	Jul-30
Class A-4 Notes	$98,460,000.00	$—	$98,460,000.00	1.000000	Feb-31
Class B Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Mar-31
Class C Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Apr-31
Class D Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Jan-32
Total Notes	$1,048,529,084.67	$42,281,202.03	$1,006,247,882.64

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,070,576,784.33	$1,027,605,735.36	0.705662
YSOC Amount	$18,468,089.12	$17,778,242.18
Adjusted Pool Balance	$1,052,108,695.21	$1,009,827,493.18
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Reserve Account Balance	$3,579,610.54	$3,579,610.54

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	3.92500%	ACT/360	$—
Class A-2a Notes	$238,929,907.74	3.88000%	30/360	$772,540.04
Class A-2b Notes	$166,409,176.93	3.92301%	ACT/360	$544,020.72
Class A-3 Notes	$501,800,000.00	3.85000%	30/360	$1,609,941.67
Class A-4 Notes	$98,460,000.00	3.92000%	30/360	$321,636.00
Class B Notes	$14,310,000.00	4.23000%	30/360	$50,442.75
Class C Notes	$14,310,000.00	4.43000%	30/360	$52,827.75
Class D Notes	$14,310,000.00	4.87000%	30/360	$58,074.75
Total Notes	$1,048,529,084.67			$3,409,483.68

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,070,576,784.33	$1,027,605,735.36
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,052,108,695.21	$1,009,827,493.18
Number of Receivables Outstanding	61,548	60,232
Weighted Average Contract Rate	7.26%	7.26%
Weighted Average Remaining Term (months)	48.7	47.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$6,594,677.37
Principal Collections	$42,741,861.77
Liquidation Proceeds	$73,814.40
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$49,410,353.54
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$49,410,353.54

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$892,147.32	$892,147.32	$—	$—	$48,518,206.22
Interest - Class A-1 Notes	$—	$—	$—	$—	$48,518,206.22
Interest - Class A-2a Notes	$772,540.04	$772,540.04	$—	$—	$47,745,666.18
Interest - Class A-2b Notes	$544,020.72	$544,020.72	$—	$—	$47,201,645.46
Interest - Class A-3 Notes	$1,609,941.67	$1,609,941.67	$—	$—	$45,591,703.79
Interest - Class A-4 Notes	$321,636.00	$321,636.00	$—	$—	$45,270,067.79
First Allocation of Principal	$—	$—	$—	$—	$45,270,067.79
Interest - Class B Notes	$50,442.75	$50,442.75	$—	$—	$45,219,625.04
Second Allocation of Principal	$10,081,591.49	$10,081,591.49	$—	$—	$35,138,033.55
Interest - Class C Notes	$52,827.75	$52,827.75	$—	$—	$35,085,205.80
Third Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$20,775,205.80
Interest - Class D Notes	$58,074.75	$58,074.75	$—	$—	$20,717,131.05
Fourth Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$6,407,131.05
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,407,131.05
Regular Principal Distribution Amount	$3,579,610.54	$3,579,610.54	$—	$—	$2,827,520.51
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,827,520.51
Remaining Funds to Certificates	$2,827,520.51	$2,827,520.51	$—	$—	$—
Total	$49,410,353.54	$49,410,353.54	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$18,468,089.12
Increase/(Decrease)	$(689,846.94)
Ending YSOC Amount	$17,778,242.18

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,052,108,695.21	$1,009,827,493.18
Note Balance	$1,048,529,084.67	$1,006,247,882.64
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Target Overcollateralization Amount	$3,579,610.54	$3,579,610.54
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,579,610.54
Beginning Reserve Account Balance	$3,579,610.54
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,579,610.54

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.02%	27	$229,187.20
Liquidation Proceeds of Defaulted Receivables[2]	0.01%	54	$73,814.40
Monthly Net Losses (Liquidation Proceeds)			$155,372.80
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.28%
Current Collection Period			0.18%
Four-Month Average Net Loss Ratio			0.18%
Cumulative Net Losses for All Periods			$1,152,612.37
Cumulative Net Loss Ratio			0.08%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.08%	40	$803,403.29
60-89 Days Delinquent	0.03%	15	$345,656.75
90-119 Days Delinquent	0.01%	5	$87,304.34
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.12%	60	$1,236,364.38

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$95,650.39
Total Repossessed Inventory		12	$246,108.64

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		20	$432,961.09
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.02%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.03%
Current Collection Period			0.04%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.54	0.05%	28	0.05%